Summary of Significant Accounting Policies - Schedule of diluted and basic net loss per share are identical for all periods presented (Detail) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Anti Dilutive Shares [Line Items]
Weighted Average Number of Shares Outstanding, Diluted, Adjustment	5,000,786	5,859,673	4,982,673	5,023,286
Preferred Stock [Member]
Anti Dilutive Shares [Line Items]
Weighted Average Number of Shares Outstanding, Diluted, Adjustment	3,940,786	3,940,786	3,940,786	3,940,786
Stock options [Member]
Anti Dilutive Shares [Line Items]
Weighted Average Number of Shares Outstanding, Diluted, Adjustment	1,060,000	1,918,887	1,041,887	1,082,500